UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Level Global Investors LP
Address: 537 Steamboat Road, 4th Floor
         Greenwich, CT  06830

13F File Number:  28-10737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Canzoneri
Title:     Chief Financial Officer
Phone:     203-863-5800

Signature, Place, and Date of Signing:

      /s/  Lawrence Canzoneri     Greenwich, CT     February 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $620,594 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    10507   700000 SH       SOLE                   700000        0        0
AMAZON COM INC                 COM              023135106     2428   408000 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100    17070   200000 SH       SOLE                   200000        0        0
ASIAINFO HLDGS INC             COM              04518A104     2069   174720 SH       SOLE                   174720        0        0
ASSURANT INC                   COM              04621X108     9750   325000 SH       SOLE                   325000        0        0
BAIDU COM INC                  SPON ADR REP A   056752108    11098    85000 SH       SOLE                    85000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    34496  2450000 SH       SOLE                  2450000        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    17160   400000 SH       SOLE                   400000        0        0
BPW ACQUISITION CORP           UNIT 99/99/9999  055637201     9000  1000000 SH       SOLE                  1000000        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     9728   400000 SH       SOLE                   400000        0        0
CATERPILLAR INC DEL            COM              149123101     2491  1700000 SH  PUT  SOLE                  1700000        0        0
CATERPILLAR INC DEL            COM              149123101     1513   500000 SH  CALL SOLE                        0        0        0
CITIGROUP INC                  COM              172967101      980  3500000 SH  CALL SOLE                        0        0        0
COMCAST CORP NEW               CL A             20030N101    16036   950000 SH       SOLE                   950000        0        0
CURRENCYSHARES EURO TR         EURO SHS         23130C108    20984   150000 SH       SOLE                   150000        0        0
DEERE & CO                     COM              244199105     3832   100000 SH       SOLE                   100000        0        0
DISNEY WALT CO                 COM DISNEY       254687106      180  1200000 SH  CALL SOLE                        0        0        0
EXXON MOBIL CORP               COM              30231G102    15966   200000 SH       SOLE                   200000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209    21775   258000 SH       SOLE                   258000        0        0
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    22455  1485117 SH       SOLE                  1485117        0        0
MASTERCARD INC                 CL A             57636Q104    12864    90000 SH       SOLE                    90000        0        0
MONSANTO CO NEW                COM              61166W101      340   400000 SH  PUT  SOLE                   400000        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    10707   195000 SH       SOLE                   195000        0        0
NRDC ACQUISITION CORP          UNIT 99/99/9999  62941R201    11843  1300000 SH       SOLE                  1300000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     5999   100000 SH       SOLE                   100000        0        0
QUALCOMM INC                   COM              747525103    47513  1326071 SH       SOLE                  1326071        0        0
QUEST SOFTWARE INC             COM              74834T103    11475   911444 SH       SOLE                   911444        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    34861  1584569 SH       SOLE                  1584569        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203    13208   750000 SH       SOLE                   750000        0        0
SHERWIN WILLIAMS CO            COM              824348106    71700  1200000 SH       SOLE                  1200000        0        0
SOTHEBYS                       COM              835898107    14297  1608225 SH       SOLE                  1608225        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    35473   410000 SH       SOLE                   410000        0        0
SPORTS PPTYS ACQUISITION COR   UNIT 99/99/9999  84920F206     8970  1000000 SH       SOLE                  1000000        0        0
SUNOCO INC                     COM              86764P109      620   200000 SH  PUT  SOLE                   200000        0        0
TEREX CORP NEW                 COM              880779103      338   750000 SH  PUT  SOLE                   750000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     8275   250000 SH       SOLE                   250000        0        0
UNITED STATES STL CORP NEW     COM              912909108    23250   625000 SH       SOLE                   625000        0        0
VIRGIN MEDIA INC               COM              92769L101    62873 12599824 SH       SOLE                 12599824        0        0
YAHOO INC                      COM              984332106    16470  1350000 SH       SOLE                  1350000        0        0
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